Financial instruments and risk management - Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Level 1 | Carrying Amount | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 55,000	$ 94,031
Level 1 | Fair Value | Convertible debentures
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	52,250	112,970
Level 2 | Carrying Amount | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	51,118	15,435
Level 2 | Fair Value | Financing obligations
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt	$ 49,938	$ 13,647